UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23078

                        Virtus ETF Trust II
(Exact name of registrant as specified in charter)

1540 Broadway, 16th Floor

                        New York, NY 10036
(Address of principal executive offices) (Zip code)

Virtus ETF Trust II

c/o Corporation Service Company

2711 Centerville Road, Suite 400

                        Wilmington, DE 19808
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 593-4383

Date of fiscal year end: July 31

Date of reporting period: July 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Virtus ETF Trust II

VIRTUS NEWFLEET DYNAMIC CREDIT ETF VIRTUS SEIX SENIOR LOAN ETF

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect at any time to receive not only shareholder reports but also other communications such as prospectuses from the Fund electronically, or you alternatively may elect to receive all future shareholder reports in paper free of charge. Please contact your financial intermediary to make your request and to determine whether an election made with the financial intermediary will apply to all funds in which you own shares through that intermediary.

Virtus ETFs

ANNUAL REPORT

July 31, 2019

Shareholder Letter (unaudited)

July 31, 2019

Dear Shareholder:

On behalf of Virtus ETF Advisers LLC (the “Adviser”), I am pleased to present the shareholder report for the Virtus ETF Trust II (the “Trust”) for the fiscal period ended July 31, 2019.

The Adviser is part of Virtus Investment Partners, a distinctive partnership of boutique investment managers singularly committed to the long-term success of individual and institutional investors.

The report provides financial statements and portfolio information for the series in the Trust. As of July 31, 2019, the Trust comprises two Exchange Traded Funds (“ETFs”).

First, the Virtus Newfleet Dynamic Credit ETF (BLHY), an actively-managed fund that allocates between high yield corporate bonds and floating rate bank loans. The fund is subadvised by Newfleet Asset Management, LLC, a subsidiary of Virtus Investment Partners with longstanding experience managing multi-sector fixed income portfolios.

Second, the Virtus Seix Senior Loan ETF (SEIX), an actively-managed fund that invests in senior-secured, floating rate, leveraged loans. The fund is subadvised by Seix Investment Advisors, LLC, a subsidiary of Virtus Investment Partners specializing in fixed income strategies.

Thank you for your investment. If you have questions, please contact your financial adviser, or call 1-888-383-0553. For more information about the funds and the other ETFs we offer, we invite you to visit our website, www.virtusetfs.com.

Sincerely,

William Smalley
President

Virtus ETF Trust II

This material must be accompanied or preceded by the prospectus.

Management’s Discussion of Fund Performance (unaudited)

July 31, 2019

Virtus Newfleet Dynamic Credit ETF

The Virtus Newfleet Dynamic Credit ETF (the “Fund”) (NYSE: BLHY) is an actively managed ETF that seeks to provide a high level of current income and, secondarily, capital appreciation. The Fund offers a portfolio that allocates primarily between two rapidly converging non-investment-grade credit sectors — high yield corporate bonds and floating rate bank loans. The expanded opportunity set created by combining these credit sectors may provide enhanced diversification benefits due to low correlation to core fixed income. The Fund also has the ability to invest up to 100% of its assets in U.S. Treasuries when the portfolio managers determine that market conditions warrant a move away from credit sectors.

How did the fixed income markets perform during the fiscal year ended July 31, 2019?

•	The 12-month period presented multiple challenges, including several bouts of elevated volatility. The final quarter of 2018 witnessed a meaningful dislocation in risk assets due to the uncertainty associated with geopolitical developments, trade rhetoric, mixed global economic signals, and central bankers’ attempts to normalize monetary policy through policy rate increases and balance sheet adjustments. The 10-year U.S. Treasury yield fell significantly during the period, ending at 2.02%.
•	Oil prices corrected during the 12 months, driven by fears of slowing global growth and signs of excess supply. U.S. economic data stayed on a positive trend, which contrasted with other global economies. Primary inflation readings remained in check, but pressure in key components such as wages started to build.
•	During the fiscal year, most spread sectors outperformed U.S. Treasuries. The corporate high quality, emerging markets, and corporate high yield sectors were the primary outperformers during the period. Given the change in U.S. interest rates, longer duration within most asset classes outperformed on a total return basis. Sectors within the securitized products universe generally underperformed other spread sectors on a total return basis.

What factors affected the Fund’s performance during the fiscal year?

•	For the 12 months ended July 31, 2019, the Fund generated a total return of 3.14% (NAV) versus a total return of 5.48% for the 50% S&P LSTA Leveraged Loan/50% Bloomberg Barclays HY 2% Issuer Cap Index, the Fund’s blended benchmark. The Fund’s defensive positioning and subsequent allocations to cash and Treasuries were the key drivers of relative underperformance during the period.
•	Within the bank loan allocation, security selection within the financial and automotive industries detracted from Fund performance. During the period, the average market value weight of the bank loan allocation was 52.87%. It generated a gross return of 3.20%, while the bank loan benchmark posted a return of 4.10%.
•	Security selection within the Fund’s high yield allocation also hindered relative performance during the period, specifically within the consumer cyclicals industry. During the 12 months, the average market value weight of the high yield allocation was 28.54%, generating a gross return of 6.93%, while the high yield benchmark posted a return of 6.92% over the same period.

The preceding information is the opinion of the investment adviser and sub-adviser. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Statements of fact are from sources considered reliable, but the investment adviser and sub-adviser make no representation or warranty as to their completeness or accuracy. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance as of 7/31/2019

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	50% S&P LSTA Leveraged Loan/ 50% Bloomberg Barclays HY 2% Issuer Cap. (1)
1 Year	3.14%	3.00%	5.48%
Since Inception(2)	3.25%	3.11%	5.52%

(1)	The Fund’s benchmark is 50% S&P LSTA Leveraged Loan/50% Bloomberg Barclays HY 2% Issuer Cap. The composite index consists of 50% S&P/LSTA Leveraged Loan Index (an index that tracks the current outstanding balance and spread over LIBOR for fully funded term loans representing a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers, calculated on a total return basis) and 50% Bloomberg Barclays U.S. High-Yield 2% Issuer Capped Bond Index (a market capitalization-weighted index that measures fixed rate non-investment grade debt securities of U.S. and non-U.S. corporations, with no single issuer accounting for more than 2% of market cap, calculated on a total return basis). The composite index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
(2)	Commencement of operations on December 5, 2016.

Management’s Discussion of Fund Performance (unaudited) (continued)

July 31, 2019

Virtus Newfleet Dynamic Credit ETF (continued)

Performance data quoted represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. For the most current month-end performance data please visit www.virtusetfs.com or call toll free (800) 243-4361. Market price returns are based on the mid-point of the highest bid and lowest offer for Fund shares as of the scheduled close of regular trading on the New York Stock Exchange Arca (“NYSE”), ordinarily 4:00 p.m. Eastern time, on each day during which the NYSE is open for trading, and do not represent the returns an investor would receive if shares were traded at other times.

Exchange Traded Funds: The value of an ETF may be more volatile than the underlying portfolio of securities the ETF is designed to track. The costs of owning the ETF may exceed the cost of investing directly in the underlying securities.

Fixed Income Securities: Risks of investments in fixed income securities include, without limitation, credit risk, interest rate risk, liquidity risk, maturity risk and prepayment risk. These risks could affect the value of investments of the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed and asset-backed securities are subject to the general fixed income risks described above. Mortgage-backed and asset-backed securities may be less liquid than other bonds, and may be more sensitive than other bonds to the market’s perception of issuers and creditworthiness of payees.

Junk Bonds or High Yield Securities: High yield securities are generally subject to greater levels of credit quality risk than investment grade securities. The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated fixed income securities, and adverse conditions could make it difficult at times to sell these securities or could result in lower prices than higher-rated fixed income securities. These risks can reduce the value of the Fund’s shares and the income it earns.

Foreign Securities: Investments in foreign securities involve the risk of possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the Fund from foreign markets, political or financial instability, or diplomatic and other developments which could affect such investments. Further, foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. These risks are generally greater in emerging markets.

Loans: Loans may be unsecured or not fully collateralized, may be subject to restrictions on resale and/or trade infrequently on the secondary market. Loans can carry significant credit and call risk, can be difficult to value and have longer settlement times than other investments, which can make loans relatively illiquid at times.

Loan Participation and Assignment: The principal risk associated with acquiring loan participation interests and assignments is the credit risk associated with the underlying corporate borrower. There is also a risk that there may not be a readily available market for loan participation interests or assignments and, in some cases, this could result in the Fund disposing of such securities at a substantial discount from face value or holding such securities until maturity.

Market Price/NAV: Shares of ETFs often trade at a discount to their net asset value, which may increase investors’ risk of loss. At the time of sale, an investor’s shares may have a market price that is above or below the Fund’s NAV.

No Guarantee: There is no guarantee that the Fund will meet its objective.

Prospectus: For additional information on risks, please see the Fund’s prospectus. The Fund may not be suitable for all investors.

Management’s Discussion of Fund Performance (unaudited) (continued)

July 31, 2019

Value of a $10,000 Investment Since Inception at Net Asset Value

The chart above represents historical performance of a hypothetical investment of $10,000 over the life of the Fund, assuming reinvestment of distributions. Past performance does not guarantee future results.

Management’s Discussion of Fund Performance (unaudited) (continued)

July 31, 2019

Virtus Seix Senior Loan ETF

The Virtus Seix Senior Loan ETF (the “Fund”) (NYSE: SEIX) is an actively managed ETF that seeks to provide a high level of current income. The Fund invests primarily in a combination of first- and second-lien senior floating rate loans. These loans are made by banks and other large financial institutions to various companies and are senior in the borrowing companies’ capital structure.

This report covers the period from April 24, 2019 (commencement of operations) through July 31, 2019 (the “Reporting Period”).

The Fund’s benchmark is the Credit Suisse Leveraged Loan Index (the “Benchmark”). During the Reporting Period, the Fund delivered an annualized return of 1.08% compared to the Benchmark’s annualized return of 0.97%.

Given the relatively short time the Fund was operational, management was not surprised that there was limited impact from credit selection, sector weightings and the overall market environment during the Reporting Period.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Altice NA 10.50% Senior Notes and Capital Automotive Inc. Term Loan. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Internap Corp. Term Loan and Talen Energy 6.50% Senior Notes.

The preceding information is the opinion of the investment adviser and sub-adviser. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Statements of fact are from sources considered reliable, but the investment adviser and sub-adviser make no representation or warranty as to their completeness or accuracy. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance as of 7/31/2019

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	Credit Suisse Leveraged Loan Index (1)
Since Inception(2)	1.08%	0.95%	0.97%

(1)	The Credit Suisse Leveraged Loan Index is a market-weighted index that tracks the investable universe of U.S. dollar denominated leveraged loans. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
(2)	Commencement of operations on April 24, 2019.

Performance data quoted represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. For the most current month-end performance data please visit www.virtusetfs.com or call toll free (800) 243-4361. Market price returns are based on the mid-point of the highest bid and lowest offer for Fund shares as of the scheduled close of regular trading on the New York Stock Exchange Arca (“NYSE”), ordinarily 4:00 p.m. Eastern time, on each day during which the NYSE is open for trading, and do not represent the returns an investor would receive if shares were traded at other times.

Exchange Traded Funds: The value of an ETF may be more volatile than the underlying portfolio of securities the ETF is designed to track. The costs of owning the ETF may exceed the cost of investing directly in the underlying securities.

Fixed Income Securities: Risks of investments in fixed income securities include, without limitation, credit risk, interest rate risk, liquidity risk, maturity risk and prepayment risk. These risks could affect the value of investments of the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Junk Bonds or High Yield Securities: High yield securities are generally subject to greater levels of credit quality risk than investment grade securities. The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated fixed income securities, and adverse conditions could make it difficult at times to sell these securities or could result in lower prices than higher-rated fixed income securities. These risks can reduce the value of the Fund’s shares and the income it earns.

Foreign Securities: Investments in foreign securities involve the risk of possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the Fund from foreign markets, political or financial instability, or diplomatic and other developments which could affect such investments. Further, foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. These risks are generally greater in emerging markets.

Management’s Discussion of Fund Performance (unaudited) (continued)

July 31, 2019

Loans: Loans may be unsecured or not fully collateralized, may be subject to restrictions on resale and/or trade infrequently on the secondary market. Loans can carry significant credit and call risk, can be difficult to value and have longer settlement times than other investments, which can make loans relatively illiquid at times.

Loan Participation and Assignment: The principal risk associated with acquiring loan participation interests and assignments is the credit risk associated with the underlying corporate borrower. There is also a risk that there may not be a readily available market for loan participation interests or assignments and, in some cases, this could result in the Fund disposing of such securities at a substantial discount from face value or holding such securities until maturity.

Market Price/NAV: Shares of ETFs often trade at a discount to their net asset value, which may increase investors’ risk of loss. At the time of sale, an investor’s shares may have a market price that is above or below the Fund’s NAV.

No Guarantee: There is no guarantee that the Fund will meet its objective.

Prospectus: For additional information on risks, please see the Fund’s prospectus. The Fund may not be suitable for all investors.

For the fiscal period ended July 31, 2019, the Fund did not have six months of performance and therefore line graphs are not presented.

Shareholder Expense Examples (unaudited)

We believe it is important for you to understand the impact of costs on your investment. All funds have operating expenses. As a shareholder of the Virtus Newfleet Dynamic Credit ETF and Virtus Seix Senior Loan ETF (each, a “Fund”) you may incur two types of costs; (1) transaction costs, which include brokerage commissions that you pay when purchasing or selling shares of the Fund; and (2) ongoing costs, which include advisory fees and other fund expenses, if any. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (February 1, 2019 to July 31, 2019).

Actual expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds.

In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 2/01/19	Ending Account Value 7/31/19	Annualized Expense Ratios(2)	Expenses Paid During the Period
Virtus Newfleet Dynamic Credit ETF
Actual	$1,000.00	$1,034.50	0.68%	$3.43	(3)
Hypothetical(1)	$1,000.00	$1,021.42	0.68%	$3.41	(4)

Virtus Seix Senior Loan ETF
Actual	$1,000.00	$1,010.80	0.57%	$1.54	(5)
Hypothetical(1)	$1,000.00	$1,021.97	0.57%	$2.86	(4)

(1)	Assuming 5% return before expenses.
(2)	Annualized expense ratios reflect expenses net of waived fees or reimbursed expenses, if applicable.
(3)	Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the six-month period).
(4)	Hypothetical expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the six-month period).
(5)	Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 98/365 (to reflect the period April 25, 2019 to July 31, 2019).

Schedule of Investments — Virtus Newfleet Dynamic Credit ETF

July 31, 2019

Security Description	Principal	Value
TERM LOANS — 50.0%
Communication Services — 0.3%

iHeartCommunications, Inc., 6.58%, (3-Month USD LIBOR + 4.00%), 05/01/26(1)	$39,633	$39,980

Consumer Non-Durables — 0.2%
Kronos Acquisition Intermediate, Inc. (aka KIK Custom Products), 6.26%, (3-Month USD LIBOR + 4.00%), 05/15/23 (Canada)(1)	30,000	28,185

Energy — 3.2%
California Resources Corp., 6.99%, (1-Month USD LIBOR + 4.75%), 12/31/22(1)	190,000	181,687
CITGO Petroleum Corp., 7.32%, (3-Month USD LIBOR + 5.00%), 03/28/24(1)	59,550	59,736
Fieldwood Energy LLC, 7.51%, (3-Month USD LIBOR + 5.25%), 04/11/22(1)	160,000	147,726
Total Energy		389,149

Financials — 3.1%
Ditech Holding Corp., 12.50%, (US PRIME + 7.00%), 06/30/22(1)(2)	412,225	157,676
Ellie Mae, Inc., 6.53%, (3-Month USD LIBOR + 4.00%), 04/17/26(1)	210,000	210,558
Total Financials		368,234

Food/Tobacco — 1.9%
JBS USA LUX SA, 4.73%, (1-Month USD LIBOR + 2.50%), 05/01/26 (Luxembourg)(1)	114,713	115,159
Sigma US Corp., 5.32%, (3-Month USD LIBOR + 3.00%), 07/02/25 (Netherlands)(1)	113,850	113,814
Total Food/Tobacco		228,973

Forest Prod/Containers — 1.5%
Berlin Packaging LLC, 5.33%, (3-Month USD LIBOR + 3.00%), 11/07/25 (Mexico)(1)	147,677	145,318
Berry Global, Inc., 4.90%, (3-Month USD LIBOR + 2.50%), 07/01/26(1)	40,000	40,019
Total Forest Prod/Containers		185,337

Gaming/Leisure — 7.3%
Everi Payments, Inc., 5.23%, (1-Month USD LIBOR + 3.00%), 05/09/24(1)	243,098	243,705
Golden Nugget, Inc. (aka Landrys, Inc.), 4.98%, (US PRIME + 2.75%), 10/04/23(1)	177,171	177,757
GVC Holdings PLC, 4.45%, (3-Month USD LIBOR + 2.25%), 03/29/24(1)	222,188	222,883
UFC HOLDINGS LLC, 5.49%, (1-Month USD LIBOR + 3.25%), 04/29/26(1)	234,027	234,849
Total Gaming/Leisure		879,194

Health Care — 6.6%
Greatbatch Ltd., 5.38%, (1-Month USD LIBOR + 3.00%), 10/27/22(1)	169,785	170,816
NVA Holdings, Inc., 4.98%, (1-Month USD LIBOR + 2.75%), 02/02/25(1)	221,302	221,395
Sterigenics-Nordion Holdings, LLC, 5.23%, (1-Month USD LIBOR + 3.00%), 05/15/22(1)	130,557	129,447
Sunshine Luxembourg VII Sarl, 07/17/26(3)	20,000	20,095
Surgery Partners, LLC, 5.49%, (1-Month USD LIBOR + 3.25%), 09/02/24(1)	225,975	218,348
Vizient, Inc., 4.98%, (1-Month USD LIBOR + 2.75%), 05/06/26(1)	34,913	35,102
Total Health Care		795,203

TERM LOANS (continued)

Housing — 3.4%
CPG International LLC (fka CPG International, Inc.), 5.93%, (6-Month USD LIBOR + 3.75%), 05/05/24(1)	$142,139	$140,452
Siteone Landscape Supply, LLC (fka John Deere Landscapes LLC), 5.02%, (1-Month USD LIBOR + 2.75%), 10/29/24(1)	265,704	265,870
Total Housing		406,322

Information Technology — 6.1%
Applied Systems, Inc., 5.33%, (3-Month USD LIBOR + 3.00%), 09/19/24(1)	254,944	254,528
Applied Systems, Inc., 9.33%, (3-Month USD LIBOR + 7.00%), 09/19/25(1)	60,000	60,800
Kronos, Inc., 5.58%, (3-Month USD LIBOR + 3.00%), 11/01/23 (Oman)(1)	162,880	163,186
Vertafore, Inc., 5.48%, (1-Month USD LIBOR + 3.25%), 07/02/25(1)	263,077	258,711
Total Information Technology		737,225

Manufacturing — 2.5%
Gardner Denver, Inc., 4.98%, (1-Month USD LIBOR + 2.75%), 07/30/24(1)	216,767	217,592
Gates Global LLC, 4.98%, (1-Month USD LIBOR + 2.75%), 04/01/24(1)	80,000	79,800
Total Manufacturing		297,392

Materials — 0.2%
Hexion, Inc., 5.82%, (3-Month USD LIBOR + 3.50%), 07/01/26(1)	20,000	20,000

Media/Telecom—Broadcasting — 1.1%
Diamond Sports Group LLC, 07/18/26(3)	35,000	35,123
Nexstar Broadcasting, Inc., 06/19/26(3)	100,000	100,146
Total Media/Telecom—Broadcasting		135,269

Media/Telecom—Cable/Wireless Video — 1.4%
Telenet Financing USD LLC, 4.58%, (1-Month USD LIBOR + 2.25%), 08/15/26(1)	170,000	169,588

Media/Telecom—Diversified Media — 0.7%
Meredith Corp., 4.98%, (1-Month USD LIBOR + 2.75%), 01/31/25(1)	89,704	90,125

Retail — 1.7%
PetSmart, Inc., 6.38%, (1-Month USD LIBOR + 4.00%), 03/11/22(1)	205,388	201,993

Service — 4.0%
PI UK Holdco II Limited, 5.48%, (1-Month USD LIBOR + 3.25%), 01/03/25(1)	191,388	190,909
Spin Holdco, Inc., 5.57%, (3-Month USD LIBOR + 3.25%), 11/14/22(1)	149,172	147,550
TKC Holdings, Inc., 5.99%, (1-Month USD LIBOR + 3.75%), 02/01/23(1)	87,787	86,250
WEX, Inc., 4.48%, (1-Month USD LIBOR + 2.25%), 05/15/26(1)	54,863	55,020
Total Service		479,729

Transportation—Automotive — 2.9%
Accuride Corp., 7.58%, (3-Month USD LIBOR + 5.25%), 11/17/23(1)	196,033	163,687
Panther BF Aggregator 2 LP, 5.73%, (1-Month USD LIBOR + 3.50%), 04/30/26(1)	180,000	180,282
Total Transportation—Automotive		343,969

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Dynamic Credit ETF (continued)

July 31, 2019

Security Description	Principal	Value
TERM LOANS (continued)

Utilities — 1.9%
Brookfield WEC Holdings, Inc., 08/01/25(3)	$25,000	$25,109
Calpine Corp., 5.08%, (3-Month USD LIBOR + 2.75%), 04/05/26(1)	165,000	165,339
Talen Energy Supply, LLC, 6.11%, (1-Month USD LIBOR + 3.75%), 07/08/26(1)	40,000	39,500
Total Utilities		229,948

Total Term Loans
(Cost $6,321,594)		6,025,815

U.S. GOVERNMENT SECURITIES — 34.6%
U.S. Treasury Bill
2.41%, 11/14/19(4)	3,200,000	3,181,074
2.53%, 02/27/20(4)	1,000,000	988,483

Total U.S. Government Securities
(Cost $4,163,672)		4,169,557

CORPORATE BONDS — 10.8%

Communication Services — 1.3%
Cincinnati Bell, Inc., 7.00%, 07/15/24(5)	45,000	38,700
Diamond Sports Group LLC / Diamond Sports Finance Co., 5.38%, 08/15/26(5)	15,000	15,281
Diamond Sports Group LLC / Diamond Sports Finance Co., 6.63%, 08/15/27(5)	35,000	35,962
Frontier Communications Corp., 11.00%, 09/15/25	45,000	26,325
iHeartCommunications, Inc., 6.38%, 05/01/26	9,059	9,668
iHeartCommunications, Inc., 8.38%, 05/01/27	16,420	17,364
iHeartCommunications, Inc. Escrow(6)	150,000	0
Sirius XM Radio, Inc., 4.63%, 07/15/24(5)	15,000	15,477
Total Communication Services		158,777

Consumer Discretionary — 0.8%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.75%, 07/15/27(5)	5,000	5,063
Hilton Domestic Operating Co., Inc., 4.88%, 01/15/30(5)	15,000	15,450
IAA, Inc., 5.50%, 06/15/27(5)	15,000	15,722
Michaels Stores, Inc., 8.00%, 07/15/27(5)	5,000	4,856
Neiman Marcus Group Ltd. LLC / Neiman Marcus Group LLC / Mariposa Borrower / NMG, 8.00%, 10/25/24(5)	120,000	51,600
Total Consumer Discretionary		92,691

Consumer Staples — 0.1%
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.50%, 01/15/30(5)	10,000	10,007

Energy — 0.3%
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp., 8.75%, 04/15/23(5)	70,000	41,650

Financials — 1.6%
Synchrony Financial, 4.38%, 03/19/24	170,000	179,132
Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.75%, 06/01/25(5)	10,000	10,363
Total Financials		189,495

CORPORATE BONDS (continued)

Health Care — 0.3%
Catalent Pharma Solutions, Inc., 5.00%, 07/15/27(5)	$15,000	$15,450
Select Medical Corp., 6.25%, 08/15/26(5)	20,000	20,350
Total Health Care		35,800

Industrials — 2.1%
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.63%, 07/15/26(5)	45,000	47,138
Owens Corning, 3.95%, 08/15/29	34,000	34,007
Pentair Finance Sarl, 4.50%, 07/01/29	45,000	46,080
Vertiv Intermediate Holding Corp., 12.00%, 02/15/22(5)(7)	130,000	123,013
Total Industrials		250,238

Information Technology — 2.3%
Dell International LLC / EMC Corp., 4.90%, 10/01/26(5)	90,000	94,072
Dell International LLC / EMC Corp., 5.30%, 10/01/29(5)	90,000	95,789
Radiate Holdco LLC / Radiate Finance, Inc., 6.63%, 02/15/25(5)	45,000	44,662
ViaSat, Inc., 5.63%, 09/15/25(5)	45,000	45,000
Total Information Technology		279,523

Materials — 0.7%
Olin Corp., 5.63%, 08/01/29	45,000	46,294
TPC Group, Inc., 10.50%, 08/01/24(5)	13,000	13,715
Trident TPI Holdings, Inc., 9.25%, 08/01/24(5)	20,000	19,725
Total Materials		79,734

Real Estate — 0.5%
MPT Operating Partnership LP / MPT Finance Corp., 4.63%, 08/01/29	10,000	10,137
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.13%, 12/15/24(5)	65,000	56,225
Total Real Estate		66,362

Utilities — 0.8%
Talen Energy Supply LLC, 6.63%, 01/15/28(5)	45,000	43,482
Vistra Operations Co. LLC, 5.63%, 02/15/27(5)	55,000	58,231
Total Utilities		101,713

Total Corporate Bonds
(Cost $1,340,854)		1,305,990

FOREIGN BONDS — 1.8%

Government — 0.2%
Turkey Government International Bond, 7.38%, 02/05/25 (Turkey)	20,000	21,057

Industrials — 1.6%
Avolon Holdings Funding Ltd., 4.38%, 05/01/26 (Ireland)(5)	191,000	197,775

Total Foreign Bonds
(Cost $211,332)		218,832

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Dynamic Credit ETF (continued)

July 31, 2019

Security Description	Shares	Value
WARRANT — 0.2%

Communication Services — 0.2%
iHeart Media, Inc.*
(Cost $27,825)	1,602	$23,330

MONEY MARKET FUND — 4.4%
JP Morgan U.S. Government Money Market Institutional Shares, 2.18%(8)
(Cost $533,721)	533,721	533,721

TOTAL INVESTMENTS — 101.8%
(Cost $12,598,998)		12,277,245
Liabilities in Excess of Other Assets — (1.8)%		(216,546)

Net Assets — 100.0%		$12,060,699

*Non-income producing security.

(1)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2019.
(2)	Security in default, no interest payments are being received during the bankruptcy proceedings.
(3)	The loan will settle after July 31, 2019 at which the interest rate will be determined.
(4)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(5)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At July 31, 2019, the aggregate value of these securities was $1,134,758, or 9.4% of net assets.
(6)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located at the end of the Schedule of Investments.

(7)	Payment in-kind security. 100% of the income was received in cash.
(8)	The rate shown reflects the seven-day yield as of July 31, 2019.

Abbreviations:

LIBOR — London InterBank Offered Rate

USD — United States Dollar

Portfolio Composition

July 31, 2019

Asset Allocation as of 07/31/2019 (based on net assets)

Term Loans	50.0%
U.S. Government Securities	34.6%
Corporate Bonds	10.8%
Foreign Bonds	1.8%
Warrant	0.2%
Money Market Fund	4.4%
Liabilities in Excess of Other Assets	(1.8)%
Total	100.0%

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Dynamic Credit ETF (continued)

July 31, 2019

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2019:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Term Loans	$—	$6,025,815	$—	$6,025,815
U.S. Government Securities	—	4,169,557	—	4,169,557
Corporate Bonds	—	1,305,990	0	1,305,990
Foreign Bonds	—	218,832	—	218,832
Warrant	—	23,330	—	23,330
Money Market Fund	533,721	—	—	533,721
Total	$533,721	$11,743,524	$0	$12,277,245

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the year ended July 31, 2019.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Seix Senior Loan ETF

July 31, 2019

Security Description	Principal	Value
TERM LOANS — 88.3%

Chemicals — 7.4%
Ineos US Finance LLC, 03/31/24(1)	$270,000	$266,344
Starfruit Finco BV, 5.61%, (1-Month USD LIBOR + 3.25%), 10/01/25(2)	199,500	196,467
Total Chemicals		462,811

Communications — 8.8%
Nascar Holdings, Inc., 07/27/26(1)	300,000	301,689
Sinclair Television Group, Inc., 07/17/26(1)	115,385	115,793
Sinclair Television Group, Inc., 01/01/30(1)	134,615	135,092
Total Communications		552,574

Consumer Discretionary — 7.7%
Adient US LLC, 6.82%,(3-Month USD LIBOR + 4.25%), 05/06/24(2)	25,000	24,102
Adient US LLC, 6.89%, (6-Month USD LIBOR + 4.25%), 05/06/24(2)	75,000	72,304
Weight Watchers International, Inc., 7.07%, (3-Month USD LIBOR + 4.75%), 11/29/24(2)	138,528	137,750
Weight Watchers International, Inc., 7.16%, (1-Month USD LIBOR + 4.75%), 11/20/24(2)	51,879	51,587
William Morris Endeavor Entertainment LLC, 4.99%, (1-Month USD LIBOR + 2.75%), 05/19/25(2)	199,475	194,787
Total Consumer Discretionary		480,530

Consumer Staples — 5.2%
Coty, Inc., 4.61%, (1-Month USD LIBOR + 2.25%), 04/07/25(2)	249,370	241,577
United Natural Foods, Inc., 10/22/25(1)	100,000	84,688
Total Consumer Staples		326,265

Energy — 2.3%
McDermott Technology Americas, Inc., 7.23%, (1-Month USD LIBOR + 5.00%), 05/12/25 (Panama)(2)	149,621	143,337

Financials — 5.6%
Aretec Group, Inc., 6.48%, (1-Month USD LIBOR + 4.25%), 10/01/25(2)	149,624	146,631
Asurion, LLC (fka Asurion Corp.), 8.73%, (1-Month USD LIBOR + 6.50%), 08/04/25(2)	200,000	203,750
Total Financials		350,381

Gaming/Leisure — 3.0%
Playa Resorts Holding B.V., 4.98%, (1-Month USD LIBOR + 2.75%), 04/29/24(2)	193,754	187,070

Health Care — 2.5%
Innoviva, Inc., 7.02%, (3-Month USD LIBOR + 4.50%), 08/18/22(2)	160,000	157,600

Housing — 6.4%
Brookfield Property REIT Inc., 4.73%, (1-Month USD LIBOR + 2.50%), 08/27/25(2)	199,497	195,992
Capital Automotive L.P., 4.74%, (1-Month USD LIBOR + 2.50%), 03/25/24 (Chile)(2)	107,083	107,074
Capital Automotive L.P., 8.23%, (1-Month USD LIBOR + 6.00%), 03/24/25 (Chile)(2)	100,000	100,719
Total Housing		403,785

TERM LOANS (continued)

Industrials — 8.7%
Ventia Deco LLC, 5.84%, (3-Month USD LIBOR + 3.50%), 05/21/26(2)	$300,000	$301,500
WaterBridge Midstream Operating LLC, 8.14%, (3-Month USD LIBOR + 5.75%), 06/22/26(2)	250,000	245,156
Total Industrials		546,656

Information Technology — 3.6%
ConvergeOne Holdings Corp., 7.23%, (1-Month USD LIBOR + 5.00%), 01/04/26(2)	149,625	140,398
Internap Corp., 9.32%, (1-Month USD LIBOR + 7.00%), 04/06/22(2)	99,891	86,156
Total Information Technology		226,554

Materials — 2.2%
H.B. Fuller Co., 4.27%, (3-Month USD LIBOR + 2.00%), 10/21/24(2)	141,128	140,586

Media/Telecom — Broadcasting — 5.6%
Diamond Sports Group LLC, 07/18/26(1)	250,000	250,881
Gray Television, Inc., 4.83%, (3-Month USD LIBOR + 2.50%), 01/02/26(2)	99,749	100,141
Total Media/Telecom — Broadcasting		351,022

Media/Telecom — Cable/Wireless Video — 2.9%
Radiate Holdco, LLC (aka RCN Grande), 5.23%, (1-Month USD LIBOR + 3.00%), 02/01/24(2)	181,302	179,565

Media/Telecom — Telecommunications — 3.1%
Altice Financing S.A., 5.08%, (1-Month USD LIBOR + 2.75%), 07/15/25 (Luxembourg)(2)	199,490	191,593

Metals/Minerals — 1.4%
Covia Holdings Corp. (fka Unimin Corp.), 6.31%, (3-Month USD LIBOR + 4.00%), 06/01/25(2)	100,000	85,500

Service — 5.5%
Sedgwick Claims Management Services, Inc., 5.48%, (1-Month USD LIBOR + 3.25%), 12/31/25(2)	149,624	147,594
Travelport Finance (Luxembourg) Sarl, 7.54%, (3-Month USD LIBOR + 5.00%), 05/29/26(2)	200,000	194,812
Total Service		342,406

Technology — 3.2%
GLOBALFOUNDRIES Inc., 6.25%, (1-Month USD LIBOR + 4.00%), 06/05/26(2)	200,000	198,000

Utilities — 3.2%
Talen Energy Supply, LLC, 6.11%, (1-Month USD LIBOR + 3.75%), 07/08/26(2)	200,000	197,500

Total Term Loans
(Cost $5,555,624)		5,523,735

FOREIGN BOND — 3.4%

Media/Telecom — Telecommunications — 3.4%
Altice Luxembourg S.A., 10.50%, 05/15/27 (Luxembourg)(3)
(Cost $202,651)	200,000	212,250

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Seix Senior Loan ETF (continued)

July 31, 2019

Security Description	Principal	Value
CORPORATE BOND — 2.6%

Utilities — 2.6%
Talen Energy Supply, LLC, 6.50%, 06/01/25
(Cost $176,591)	200,000	$162,000

TOTAL INVESTMENTS — 94.3%
(Cost $5,934,866)		5,897,985
Other Assets in Excess of Liabilities — 5.7%		357,102

Net Assets — 100.0%		$6,255,087

(1)	The loan will settle after July 31, 2019 at which the interest rate will be determined.
(2)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2019.
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At July 31, 2019, the aggregate value of these securities was $212,250, or 3.4% of net assets.

Abbreviations:

LIBOR — London InterBank Offered Rate

USD — United States Dollar

Portfolio Composition

July 31, 2019

Asset Allocation as of 07/31/2019 (based on net assets)

Term Loans	88.3%
Foreign Bond	3.4%
Corporate Bond	2.6%
Other Assets in Excess of Liabilities	5.7%
Total	100.0%

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2019:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Term Loans	$—	$5,523,735	$—	$5,523,735
Foreign Bond	—	212,250	—	212,250
Corporate Bond	—	162,000	—	162,000
Total	$—	$5,897,985	$—	$5,897,985

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

July 31, 2019

	Virtus Newfleet Dynamic Credit ETF	Virtus Seix Senior Loan ETF
Assets:
Investments, at cost	$12,598,998	$5,934,866
Investments, at value	12,277,245	5,897,985
Cash	13,310	538,165
Receivables:
Investment securities sold	131,279	2,392,406
Dividends and interest	49,077	23,888
Due from Adviser	27,890	—
Total Assets	12,498,801	8,852,444

Liabilities:
Payables:
Investment securities purchased	307,231	2,594,337
Insurance fees	2,249	—
Advisory fees	6,143	3,020
Transfer agent fees	9,910	—
Accounting and administration fees	7,275	—
Custody fees	11,064	—
Professional fees	35,071	—
Pricing fees	47,574	—
Report to shareholder fees	8,012	—
Trustee fees	1,738	—
Exchange listing fees	1,009	—
Other accrued expenses	826	—
Total Liabilities	438,102	2,597,357

Net Assets	$12,060,699	$6,255,087

Net Assets Consist of:
Paid-in capital	$14,772,198	$6,251,147
Total distributable earnings (accumulated deficit)	(2,711,499)	3,940

Net Assets	$12,060,699	$6,255,087
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	504,000	250,004
Net asset value per share	$23.93	$25.02

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the Year Ended July 31, 2019

	Virtus Newfleet Dynamic Credit ETF	Virtus Seix Senior Loan ETF(1)
Investment Income:
Dividend income	$67,481	$—
Interest income (net of foreign withholding taxes)	3,310,873	81,704

Total Investment Income	3,378,354	81,704
Expenses:
Advisory fees	304,164	9,397
Pricing fees	92,674	—
Professional fees	75,841	—
Accounting and administration fees	30,397	—
Report to shareholders fees	26,547	—
Trustee fees	13,407	—
Transfer agent fees	11,175	—
Exchange listing fees	6,201	—
Custody fees	5,241	—
Insurance fees	3,497	—
Other expenses	1,198	—
Total Expenses	570,342	9,397
Less expense waivers/reimbursements	(194,284)	—
Net Expenses	376,058	9,397
Net Investment Income	3,002,296	72,307

Net Realized Gain (Loss) on:

Investments	(1,534,204)	29,055
Total Net Realized Gain (Loss)	(1,534,204)	29,055

Change in Net Unrealized Appreciation (Depreciation) on:
Investments	212,928	(36,881)
Total Change in Net Unrealized Appreciation (Depreciation)	212,928	(36,881)
Net Realized and Change in Unrealized Loss	(1,321,276)	(7,826)
Net Increase in Net Assets Resulting from Operations	$1,681,020	$64,481
Foreign withholding taxes	$821	$—

(1)	From April 24, 2019 (commencement of operations) through July 31, 2019.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Virtus Newfleet Dynamic Credit ETF		Virtus Seix Senior Loan ETF
	For the Year Ended July 31, 2019	For the Year Ended July 31, 2018	For the Period April 24, 2019(1) Through July 31, 2019
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$3,002,296	$4,800,192	$72,307
Net realized gain (loss) on investments	(1,534,204)	(598,109)	29,055
Net change in unrealized appreciation (depreciation) on investments	212,928	(1,674,583)	(36,881)
Net increase in net assets resulting from operations	1,681,020	2,527,500	64,481
Distributions to Shareholders	(3,128,294)	(5,176,642 (2)	(60,541)

Shareholder Transactions:
Proceeds from shares sold	2,467,252	13,635,880	6,251,147
Cost of shares redeemed	(71,515,050)	(49,893,511)	-
Net increase (decrease) in net assets resulting from shareholder transactions	(69,047,798)	(36,257,631)	6,251,147
Increase (decrease) in net assets	(70,495,072)	(38,906,773)	6,255,087

Net Assets:
Beginning of period/year	82,555,771	121,462,544	-
End of period/year	$12,060,699	$82,555,771 (2)	$6,255,087

Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	3,354,000	4,804,000	—
Shares sold	100,000	550,000	250,004
Shares redeemed	(2,950,000)	(2,000,000)	—
Shares outstanding, end of period/year	504,000	3,354,000	250,004

(1)	Commencement of operations.
(2)	See Note 2(g).

The accompanying notes are an integral part of these financial statements.

Financial Highlights

	Virtus Newfleet Dynamic Credit ETF
	For the Year Ended July 31, 2019	For the Year Ended July 31, 2018	For the Period December 5, 2016(1) Through July 31, 2017

Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$24.61	$25.28	$25.00
Investment operations:
Net investment income(2)	1.32	1.22	0.47
Net realized and unrealized gain (loss)	(0.57)	(0.57)	0.22
Total from investment operations	0.75	0.65	0.69

Less Distributions from:
Net investment income	(1.43)	(1.24)	(0.41)
Net realized gains	—	(0.08)	—
Total distributions	(1.43)	(1.32)	(0.41)
Net Asset Value, End of period	$23.93	$24.61	$25.28
Net Asset Value Total Return(3)	3.14%	2.67%	2.79%
Net assets, end of period (000’s omitted)	$12,061	$82,556	$121,463

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, net of expense waivers	0.68%	0.68%	0.68	%(4)
Expenses, prior to expense waivers	1.03%	0.80%	0.73	%(4)
Net investment income	5.43%	4.89%	2.85	%(4)
Portfolio turnover rate(5)	82%	96%	41	% (6)

(1)	Commencement of operations.
(2)	Based on average shares outstanding.
(3)	Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(4)	Annualized.
(5)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(6)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

	Virtus Seix Senior Loan ETF
	For the Period April 24, 2019(1) Through July 31, 2019

Per Share Data for a Share Outstanding throughout the period presented:
Net asset value, beginning of period	$25.00
Investment operations:
Net investment income(2)	0.29
Net realized and unrealized loss	(0.03)
Total from investment operations	0.26
Less Distributions from:
Net investment income	(0.24)
Total distributions	(0.24)
Net Asset Value, End of period	$25.02
Net Asset Value Total Return(3)	1.08%
Net assets, end of period (000’s omitted)	$6,255

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.57	%(4)
Net investment income	4.39	%(4)
Portfolio turnover rate(5)	544	%(6)

(1)	Commencement of operations.
(2)	Based on average shares outstanding.
(3)	Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(4)	Annualized.
(5)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(6)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

July 31, 2019

1. ORGANIZATION

Virtus ETF Trust II (the “Trust”) was organized as a Delaware statutory trust on July 14, 2015 and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Virtus Newfleet Dynamic Credit ETF and Virtus Seix Senior Loan ETF (each a “Fund” and, collectively, the “Funds”), each a separate investment portfolio of the Trust are presented herein. The offering of each Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

Funds	Commencement of Operations
Virtus Newfleet Dynamic Credit ETF	December 5, 2016
Virtus Seix Senior Loan ETF	April 24, 2019

The Funds have the following investment objectives:

Virtus Newfleet Dynamic Credit ETF seeks to provide a high level of current income and, secondarily, capital appreciation.

Virtus Seix Senior Loan ETF seeks to provide a high level of current income. There is no guarantee that a Fund will achieve its objective(s).

Virtus Seix Senior Loan ETF is a “non-diversified” Fund, as defined under the 1940 Act.

2. SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

(a) Use of Estimates

Management makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(b) Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

(c) Security Valuation

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. Such valuations are typically categorized as Level 2 in the fair value hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued using procedures adopted by the Board are generally categorized as Level 3 in the hierarchy.

Investments in other open-end investment companies are valued based on their net asset value each business day and are typically categorized as Level 1 in the fair value hierarchy.

(d) Fair Value Measurement

Accounting Standards Codification, Fair Value Measurement (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Notes to Financial Statements (continued)

July 31, 2019

•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at July 31, 2019, is disclosed at the end of each Fund’s Schedule of Investments.

(e) Security Transactions and Investment Income

Security transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification. Dividend income is recognized on the ex-dividend date. Expenses and interest income are recognized on the accrual basis. Amortization of premium and accretion of discount on debt securities are included in interest income. Each Fund amortizes premiums and accretes discounts using the effective interest method.

(f) Expenses

Each Fund pays all of its expenses not assumed by its Sub-Adviser, if any, as defined in Note 3, or the Adviser. General Trust expenses that are allocated among and charged to the assets of the Funds and other series of the Trust are done so on a basis that the Board deems fair and equitable, which may be on a basis of relative net assets of each Fund and other series of the Trust or the nature of the services performed and relative applicability to each Fund and other series of the Trust.

(g) Distributions to Shareholders

Distributions are recorded by the Funds on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from GAAP in the United States of America.

Effective with the current reporting period, it is no longer required to present certain line items on the Statements of Changes in Net Assets. Such disclosure changes were not permitted retrospectively, therefore prior period amounts are presented below. For the year ended July 31, 2018, distributions to shareholders were as follows:

Distributions from net investment income:

Virtus Newfleet Dynamic Credit ETF	$(4,822,539)

Distributions from net realized gains:

Virtus Newfleet Dynamic Credit ETF	$(354,103)

For the year ended July 31, 2018, undistributed net investment income/(distributions in excess of net investment income) included in net assets were as follows:

Virtus Newfleet Dynamic Credit ETF	$166,603

(h) Cash

Cash includes amounts invested in the BNY Mellon Cash Reserve.

(i) When-issued Purchases and Forward Commitments (Delayed Delivery)

The Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a fund to purchase or sell a security at a future date, ordinarily up to 90 days later. When-issued or forward commitments enable a fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. The Funds record when-issued and delayed delivery securities on the trade date. The Funds maintain collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

Notes to Financial Statements (continued)

July 31, 2019

(j) Loan Agreements

The Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan agreements are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The lender administers the terms of the loan, as specified in the loan agreement. A Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan.

A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers, and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR (London Interbank Offered Rate), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a loan agreement is purchased, a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

3. INVESTMENT MANAGEMENT, RELATED PARTIES AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust has entered into Investment Advisory Agreements (collectively, “Advisory Agreement”) with the Adviser, a wholly owned subsidiary of ETFis Holdings LLC, on behalf of each Fund. ETFis Holdings LLC is majority-owned by Virtus Investment Partners, Inc. (Ticker: VRTS) (together with its affiliates, “Virtus”). Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of the Funds’ securities portfolios. The Adviser has agreed to pay all of the ordinary operating expenses of the Virtus Seix Senior Loan ETF, except for the Fund’s management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund. The Adviser is entitled to receive a fee from each Fund based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate as follows:

Funds	Rate
Virtus Newfleet Dynamic Credit ETF	0.55%
Virtus Seix Senior Loan ETF	0.57%

The Advisory Agreement may be terminated by the Trust on behalf of each Fund with the approval of the Fund’s Board or by a vote of the majority of the Funds’ shareholders. The Advisory Agreement may also be terminated by the Adviser by not more than 60 days’ nor less than 30 days’ written notice.

Expense Limitation Agreement

The Adviser has contractually agreed to reduce its fees and reimburse expenses in order to limit Virtus Newfleet Dynamic Credit ETF’s total operating expenses (excluding any front-end or contingent deferred sales loads, interest, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation) or acquired fund fees, and expenses, if any, payable pursuant to a Rule 12b-1 Distribution Plan) from exceeding 0.68% of the Fund’s average daily net assets through at least November 28, 2019.

The expense limitation agreement with respect to Virtus Newfleet Dynamic Credit ETF will be terminated upon termination of the Advisory Agreement between the Adviser and the Fund. In addition, while the Adviser or the Fund may discontinue the expense limitation agreement after the contractual period, it may only be terminated during its term with the approval of the Fund’s Board of Trustees.

Notes to Financial Statements (continued)

July 31, 2019

Under certain conditions, the Adviser may recapture operating expenses waived or reimbursed under the expense limitation agreement for a period of three years following the date on which such waiver or reimbursement occurred; provided that such recapture may not cause the Fund’s total operating expenses to exceed 0.68% of the average daily net assets of the Fund (or any lower expense limitation or limitations to which the Fund and the Adviser may otherwise agree). All or a portion of the following expenses reimbursed by the Adviser may be recaptured during the fiscal years indicated:

Fund	2020	2021	2022
Virtus Newfleet Dynamic Credit ETF	$50,252	$117,406	$194,284

Sub-Advisory Agreement

Each Sub-Adviser provides investment advice and management services to its respective Fund. Pursuant to an investment sub-advisory agreement among the Trust, the respective Sub-Adviser and the Adviser, the Adviser pays each Fund’s Sub-Adviser a sub-advisory fee calculated as shown below.

Funds	Sub-Advisers	Sub-Advisory Fees
Virtus Newfleet Dynamic Credit ETF	Newfleet Asset Management, LLC(1)	50% of the Net Advisory Fee(2)
Virtus Seix Senior Loan ETF	Seix Investment Advisors LLC	50% of the Net Advisory Fee(2)

(1)	An indirect wholly-owned subsidiary of Virtus.
(2)	Net Advisory Fee: In the event the Adviser waives all or a portion of its fee and/or assumes all or a portion of the expenses of the Fund pursuant to an applicable expense limitation agreement, the Sub-Adviser will similarly waive its fee and/or pay a portion of the assumed expenses, in either case, in the same proportion as the Adviser by promptly paying to the Adviser (or its designee) 50% of the amount waived and/or assumed by the Adviser. If during the term of the Sub-Advisory Agreement the Adviser later recaptures some or all of fees waived or expenses reimbursed by the Adviser and the Sub-Adviser together, then the Adviser will pay to the Sub-Adviser 50% of the amount recaptured.

Principal Underwriter

Pursuant to the terms of a Distribution Agreement with the Trust, ETF Distributors LLC (the “Distributor”) serves as the Funds’ principal underwriter. The Distributor receives compensation from the Adviser for the statutory underwriting services it provides to the Funds. The Distributor will not distribute shares in less than Creation Units (as hereinafter defined), and does not maintain a secondary market in shares. The shares are traded in the secondary market. The Distributor is a wholly-owned subsidiary of Virtus.

Distribution and Service (12b-1 Plan)

The Board of Trustees has adopted a distribution and service plan under which the Funds are authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the Funds or the provision of investor services. No 12b-1 fees are currently paid by the Funds and there are no current plans to impose these fees.

Operational Administrator

Virtus ETF Solutions LLC (the “Administrator”) serves as the Funds’ operational administrator. The Administrator supervises the overall administration of the Trust and the Funds including, among other responsibilities, the coordination and day-to-day oversight of the Funds’ operations, the service providers’ communications with the Funds and each other and assistance with Trust, Board and contractual matters related to the Funds and other series of the Trust. The Administrator also provides persons satisfactory to the Board to serve as officers of the Trust. The Administrator is a wholly-owned subsidiary of Virtus.

Accounting Services Administrator, Custodian and Transfer Agent

The Bank of New York Mellon (“BNY Mellon”) provides administrative, accounting, tax and financial reporting for the maintenance and operations of the Trust as the Funds’ accounting services administrator. BNY Mellon also serves as the custodian for the Funds’ assets, and serves as transfer agent and dividend paying agent for the Funds.

Affiliated Shareholders

At July 31, 2019, Virtus Partners, Inc. held shares of Virtus Seix Senior Loan ETF which may be sold at any time that aggregated to the following:

	Shares	% of shares outstanding
Virtus Seix Senior Loan ETF	200,000	80.0%

Notes to Financial Statements (continued)

July 31, 2019

4. CREATION AND REDEMPTION TRANSACTIONS

The Funds issue and redeem shares on a continuous basis at Net Asset Value (“NAV”) in groups of 50,000 shares called “Creation Units.” The Funds’ Creation Units may be issued and redeemed generally for cash or an in-kind deposit of securities held by the Funds. In each instance of cash creations or redemptions, the Trust may impose transaction fees based on transaction expenses related to the particular exchange that will be higher than the transaction fees associated with in-kind purchases or redemptions. Only “Authorized Participants” who have entered into contractual arrangements with the Distributor may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

5. FEDERAL INCOME TAX

Each Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income or excise tax provision is required. Accounting for Uncertainty in Income Taxes as issued by the Financial Accounting Standards Board provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalties related to income taxes would be recorded as income tax expense. Management of the Funds is required to analyze all open tax years (2017 and 2018), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of July 31, 2019, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds recognize interest accrued related to unrecognized tax benefits and penalties as income tax expense. For the year ended July 31, 2019, the Funds had no accrued penalties or interest.

At July 31, 2019, the adjusted cost basis of investments and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Funds	Federal Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Virtus Newfleet Dynamic Credit ETF	$12,599,024	$65,409	$(387,188)	$(321,779)
Virtus Seix Senior Loan ETF	5,934,866	24,281	(61,162)	(36,881)

At July 31, 2019, the components of accumulated earnings/loss on a tax-basis were as follows:

Funds	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Loss)
Virtus Newfleet Dynamic Credit ETF	$16,908	$(2,406,628)	$(321,779)	$(2,711,499)
Virtus Seix Senior Loan ETF	40,821	—	(36,881)	3,940

Capital losses incurred after October 31 (“Post-October Losses”) and ordinary losses incurred after December 31 (“Late Year Ordinary Losses”) within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. During the fiscal year ended July 31, 2019, the Funds did not incur or elect to defer Post-October Losses and Late Year Ordinary Losses.

Notes to Financial Statements (continued)

July 31, 2019

The tax character of distributions paid during the years ended July 31, 2019 and July 31, 2018 were as follows:

	2019		2018
Funds	Distributions Paid From Ordinary Income	Distributions Paid From Long-Term Capital Gains	Distributions Paid From Ordinary Income	Distributions Paid From Long-Term Capital Gains
Virtus Newfleet Dynamic Credit ETF	$3,128,294	$—	$5,176,642	$—
Virtus Seix Senior Loan ETF(1)	60,541	—	—	—

(1)	The Fund commenced operations on April 24, 2019.

At July 31, 2019, for Federal income tax purposes, the following Fund has capital loss carryforwards available to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders:

Fund	Short-Term No Expiration	Long-Term No Expiration	Total
Virtus Newfleet Dynamic Credit ETF	$599,931	$1,806,697	$2,406,628

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Results of operations and net assets were not affected by these reclassifications. At July 31, 2019, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets as follows:

Funds	Distributable Earnings (Accumulated Deficit)	Paid-in Capital
Virtus Newfleet Dynamic Credit ETF	$—	$—
Virtus Seix Senior Loan ETF	—	—

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments), subscriptions in-kind and redemptions in-kind for the year ended July 31, 2019 were as follows:

Funds	Purchases	Sales	Subscriptions In-Kind	Redemptions In-Kind
Virtus Newfleet Dynamic Credit ETF	$39,238,450	$109,399,696	$—	$—
Virtus Seix Senior Loan ETF	32,084,257	26,180,665	—	—

7. INVESTMENT RISKS

As with any investment, an investment in a Fund could result in a loss or the performance of a Fund could be inferior to that of other investments. An investor should consider a Fund’s investment objectives, risks, and charges and expenses carefully before investing. Each Fund’s prospectus and statement of additional information contain this and other important information.

8. CREDIT RISK

Junk Bonds or High Yield Securities: High yield securities are generally subject to greater levels of credit quality risk than investment grade securities. The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated fixed income securities, and adverse conditions could make it difficult at times to sell these securities or could result in lower prices than higher-rated fixed income securities. These risks can reduce the value of a Fund’s shares and the income it earns.

9. 10% SHAREHOLDERS

As of July 31, 2019, the Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below:

Funds	% of Shares Outstanding	Number of Account
Virtus Newfleet Dynamic Credit ETF	62%	2
Virtus Seix Senior Loan ETF	99%	2

Notes to Financial Statements (continued)

July 31, 2019

10. RECENT ACCOUNTING PRONOUNCEMENT

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (”ASU”), ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. For public companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management has evaluated the implications of certain provisions of ASU No. 2018-13 and has determined to early adopt all aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately.

In August 2018, the SEC adopted amendments to Regulation S-X which are intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the information provided to investors. The amendments include eliminating the requirement to: separately state book basis components of net assets on the Statement of Assets & Liabilities; separately state the sources of distributions paid (except tax return of capital distributions must still be separately disclosed) on the Statement of Changes in Net Assets; and state the book basis amount of undistributed net investment income on the Statement of Changes in Net Assets. The compliance date for the amendments to Regulation S-X is for filings made with the SEC after November 5, 2018. The adoption has not had an effect on the Funds’ net assets or results of operations.

11. SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has determined that there are no material events that would require disclosure.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Virtus ETF Trust II and Shareholders of Virtus Seix Senior Loan ETF and Virtus Newfleet Dynamic Credit ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds indicated in the table below (constituting Virtus ETF Trust II, hereafter collectively referred to as the “Funds”) as of July 31, 2019, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2019, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Virtus Seix Senior Loan ETF	For the period from April 24, 2019 (commencement of operations) through July 31, 2019	For the period from April 24, 2019 (commencement of operations) through July 31, 2019	For the period from April 24, 2019 (commencement of operations) through July 31, 2019
Virtus Newfleet Dynamic Credit ETF	For the year ended July 31, 2019	For the years ended July 31, 2019 and 2018	For the years ended July 31, 2019 and 2018

The financial statements of Virtus Newfleet Dynamic Credit ETF as of and for the period ended July 31, 2017 and the financial highlights for the period ended July 31, 2017 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated September 29, 2017 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Philadelphia, PA
September 19, 2019

We have served as the auditor of one or more investment companies in Virtus ETF Solutions since 2017.

Approval of Advisory Agreements & Board Considerations (unaudited)

Approvals with Respect to Virtus Newfleet Dynamic Credit ETF (the “Fund”)

On February 12, 2019, at an in-person meeting (the “Meeting”) at which all of the Trustees were present, including all of the Trustees who were not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust (the “Independent Trustees”), the Board of Trustees (the “Board”) of Virtus ETF Trust II (the ”Trust“), including the Independent Trustees voting separately, reviewed and unanimously approved the continuance of an investment advisory agreement between Virtus ETF Advisers LLC (the “Adviser”) and the Trust (the “Advisory Agreement”) with respect to the Fund, and an investment sub-advisory agreement among Newfleet Asset Management, LLC (the “Sub-Adviser”), the Adviser and the Trust (the “Sub-Advisory Agreement”) with respect to the Fund.

At the Meeting, the Board received and reviewed information provided by the Adviser and the Sub-Adviser in response to requests of the Board and its counsel, including a memorandum from the Adviser that included a description of the Adviser’s business, a copy of the Adviser’s Form ADV, and certain other information about the Adviser to be considered in connection with the Trustees’ review process (the “Adviser Memorandum”), and a memorandum from the Sub-Adviser that included a description of the Sub-Adviser’s business, a copy of the Sub-Adviser’s Form ADV and certain other information about the Sub-Adviser to be considered in connection with the Trustees’ review process (the “Sub-Adviser Memorandum”). The Board also met in person with representatives of the Adviser to discuss the Fund.

Advisory Agreement

In deciding on whether to approve the continuance of the Advisory Agreement with the Adviser on behalf of the Fund, the Board considered numerous factors, including:

The nature, extent, and quality of the services provided by the Adviser. The Board considered the responsibilities the Adviser has under the Advisory Agreement, and the services provided by the Adviser to the Fund, including, without limitation, the management, oversight, and administrative services that the Adviser and its employees provide to the Fund, the Adviser’s coordination of services for the Fund by the Trust’s service providers, and its compliance procedures and practices, particularly with respect to the Trust’s exemptive order permitting the operation of the Fund as an exchange-traded fund. The Board noted that many of the Trust’s executive officers are employees of the Adviser, and serve the Trust without additional compensation from the Fund. The Board also considered the information in the Adviser Memorandum, including descriptions of the Adviser’s investment advisory services and its related non-advisory business. The Board concluded that the quality, extent, and nature of the services provided by the Adviser are satisfactory and adequate for the Fund.

The investment management capabilities and experience of the Adviser. The Board evaluated the management experience of the Adviser, in light of the services it has provided to the Fund. In particular, the Board received information from the Adviser regarding, among other things, the Adviser’s experience in organizing, managing and overseeing the Fund and coordinating its operation and administration. The Board determined that the Adviser possessed adequate capabilities and experience for the management of the Fund.

The costs of the services provided and profits to be realized by the Adviser from its relationship with the Fund. The Board examined and evaluated the arrangement between the Adviser and the Fund under the Advisory Agreement. The Board considered that the Fund is subject to an expense limitation agreement (subject to customary exclusions) to cap the Fund’s total expenses. The Board noted that, under this arrangement, the Adviser would likely supplement a portion of the cost of operating the Fund for some period of time and considered the benefits that would accrue to the Fund.

The Board also considered potential benefits for the Adviser in managing the Fund, including promotion of the Adviser’s name and the interests of the Adviser in providing management and oversight services to the Fund. In addition, at the Meeting, the Board compared the management fee and total expense ratio of the Fund to the expense ratios of other funds considered by the Adviser to have similar investment objectives and strategies to the Fund and comparable assets under management (”AUM“). Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Adviser by the Fund are appropriate and representative of arm’s-length negotiations.

The extent to which economies of scale would be realized as the Fund grows and whether management fee levels reflect these economies of scale for the benefit of the Fund’s investors. The Board considered the AUM and operational history of the Fund, together with the fees paid to the Adviser (including any capped fees). The Board considered that the Fund currently experiences benefits from the capped fees pursuant to the expense limitation agreement. Accordingly, the Board concluded that, in light of the current AUM for the Fund, it was not necessary to consider economies of scale at this time.

Other benefits derived by the Adviser from its relationship with the Fund. The Board considered material “fall-out” or ancillary benefits that accrue to the Adviser as a result of its relationship with the Fund (other than the advisory fee). The Board noted that ETF Distributors LLC (the “Distributor”), an affiliate of the Adviser, serves as principal underwriter for the Fund, and that Virtus ETF Solutions LLC

Approval of Advisory Agreements & Board Considerations (unaudited) (continued)

(the “Administrator”), also an affiliate of the Adviser, serves as the operational administrator for the Fund. The Board noted that the Adviser is responsible for the payment of any fees to the Distributor and the Administrator. The Board considered that the association of the Distributor and the Administrator with the Fund could result in non-quantifiable reputational benefits for those entities. Based on the foregoing information, the Board concluded that such potential benefits are immaterial to its consideration and approval of the continuance of the Advisory Agreement.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with counsel to the Independent Trustees the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the Advisory Agreement was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the continuance of the Advisory Agreement on behalf of the Fund.

Sub-Advisory Agreement

In deciding on whether to approve the continuance of the Sub-Advisory Agreement with the Sub-Adviser on behalf of the Fund, the Board considered numerous factors, including:

The nature, extent, and quality of the services provided by the Sub-Adviser. The Board considered the responsibilities the Sub-Adviser has under the Sub-Advisory Agreement and the services provided by the Sub-Adviser including, without limitation, its investment advisory services and compliance procedures and practices. After reviewing the foregoing information and further information in the materials, including the Sub-Adviser Memorandum (which included descriptions of the Sub-Adviser’s business and Form ADV), the Board concluded that the quality, extent, and nature of the services provided by the Sub-Adviser was satisfactory and adequate for the Fund.

The investment management capabilities and experience of the Sub-Adviser. The Board evaluated the investment management experience of the Sub-Adviser and experience of the Sub-Adviser in carrying out the day-to-day management of the Fund’s portfolio. In particular, the Board received information from the Sub-Adviser regarding the performance of its portfolio managers in implementing the investment strategies for the Fund. The Board discussed the investment objective and strategies for the Fund and the Sub-Adviser’s performance in implementing the strategies. After consideration of these factors, the Board determined that the Sub-Adviser continued to be an appropriate sub-adviser to the Fund.

The costs of the services provided and profits to be realized by the Sub-Adviser from its relationship with the Fund. The Board examined and evaluated the arrangements between the Sub-Adviser and the Adviser under the Sub-Advisory Agreement. The Board considered the fact that the Fund is subject to an expense limitation agreement (subject to customary exclusions) to cap the Fund’s total expenses. The Board noted that, under such an arrangement, the Sub-Adviser would likely supplement a portion of the cost of operating the Fund for some period of time and considered the benefits that would accrue to the Fund.

The Board considered the Sub-Adviser’s staffing, personnel, and methods of operating; the Sub-Adviser’s compliance policies and procedures; the financial condition of the Sub-Adviser and the level of commitment to the Fund by the Sub-Adviser; the current and projected asset levels of the Fund; and the overall projected expenses of the Fund. The Board also considered potential benefits to the Sub-Adviser in sub-advising the Fund, including promotion of the Sub-Adviser’s name.

The Board compared the fees and expenses of the Fund (including the sub-advisory fee) to other funds considered by the Adviser to have investment objectives and strategies similar to the Fund and comparable AUM. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fee to be paid to the Sub-Adviser (pursuant to the Advisory Agreement) is appropriate and representative of an arm’s-length negotiation.

The extent to which economies of scale would be realized as the Fund grows and whether sub-advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors. The Board considered the AUM and operational history of the Fund, together with the fees paid to the Sub-Adviser (including any capped fees). The Board considered that the Fund has experienced benefits from the capped fees, particularly where the Sub-Adviser is paying Fund expenses in excess of its sub-advisory fee. The Board considered that the Fund would continue to experience such benefits even after the Fund’s assets grow to a level where the Sub-Adviser is no longer required to waive its sub-advisory fee or reimburse the Fund’s expenses in excess of the amount received by the Sub-Adviser under its Sub-Advisory Agreement. Accordingly, the Board concluded that, in light of the current AUM for the Fund, it was not necessary to consider economies of scale at this time.

Approval of Advisory Agreements & Board Considerations (unaudited) (continued)

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with counsel to the Independent Trustees the legal standards applicable to its consideration of the Sub-Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the sub-advisory arrangement, as outlined in the Sub-Advisory Agreement, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred, and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the continuance of the Sub-Advisory Agreement on behalf of the Fund.

Approvals with Respect to Virtus Seix Senior Loan ETF

On August 8, 2018, at an in-person meeting (the “Meeting”) at which all of the Trustees who were not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust (the “Independent Trustees”) were present, the Board of Trustees (the “Board”) of Virtus ETF Trust II (the “Trust”), including the Independent Trustees voting separately, reviewed and unanimously approved an investment advisory agreement between Virtus ETF Advisers LLC (the “Adviser”) and the Trust (the “Advisory Agreement”), and an investment sub-advisory agreement among Seix Investment Advisors LLC (the “Sub-Adviser”), the Adviser and the Trust (the “Sub-Advisory Agreement”), each with respect to the Virtus Seix Senior Loan ETF (the “Fund”).

At the Meeting, the Board received and reviewed a substantial amount of information provided by the Adviser and the Sub-Adviser in response to requests of the Board and counsel, including, without limitation, a memorandum from the Adviser that included a description of the Adviser’s business, a copy of the Adviser’s Form ADV and certain other information about the Adviser to be considered in connection with the Trustees’ review process (the “Adviser Memorandum”), and a memorandum from the Sub-Adviser that included a description of the Sub-Adviser’s business, a copy of the Sub-Adviser’s Form ADV and certain other information about the Sub-Adviser to be considered in connection with the Trustees’ review process (the “Sub-Adviser Memorandum”). The Board also met in person with representatives of the Adviser and the Sub-Adviser to discuss the proposed Fund.

Advisory Agreement

In deciding on whether to approve the Advisory Agreement on behalf of the Fund, the Board considered numerous factors, including:

The nature, extent, and quality of the services to be provided by the Adviser. The Board considered the responsibilities the Adviser would have under the Advisory Agreement and the services that would be provided by the Adviser to the Fund including, without limitation, the management, oversight and administrative services that the Adviser and its employees would provide to the Fund, the services already provided by the Adviser related to organizing the Fund, the Adviser’s coordination of services for the Fund by the Trust’s service providers, its compliance procedures and practices, and its efforts to promote the Fund. The Board also considered the quality of the services that the Adviser provides to other series in the Virtus fund complex, including other series of the Trust. The Board noted that many of the Trust’s executive officers are employees of the Adviser and serve the Trust without additional compensation from the Fund. After reviewing the foregoing information and further information in the Adviser Memorandum (including descriptions of the Adviser’s investment advisory services and its related non-advisory business), and discussing the Adviser’s proposed services to the Fund, the Board concluded that the quality, extent, and nature of the services proposed to be provided by the Adviser would be satisfactory and adequate for the Fund.

The investment management capabilities and experience of the Adviser. The Board evaluated the management experience of the Adviser in light of the services it will be providing. In particular, the Board received information from the Adviser regarding, among other things, the Adviser’s experience in organizing, managing and overseeing exchange-traded funds and coordinating their operation and administration. After consideration of these factors, the Board determined that the Adviser would be an appropriate manager for the Fund.

The costs of the services to be provided and profits to be realized by the Adviser from its relationship with the Fund. The Board examined and evaluated the arrangement between the Adviser and the Fund under the proposed Advisory Agreement, including the fact that the Adviser will utilize a “unified fee” structure to cap the Fund’s total expenses, and that the Sub-Adviser’s fee would be paid from the unified fee. The Board also considered potential benefits for the Adviser in managing the Fund, including promotion of the Adviser’s name and the interests of the Adviser in providing management and oversight services to the Fund. In addition, at the Meeting, the Board compared the management fee of the Fund to the expense ratios of other funds with a unified fee considered by the Adviser to have similar investment objectives and strategies to the Fund, as well as a similar mutual fund advised by the Sub-Adviser. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fee to be paid to the Adviser by the Fund would be appropriate and within the range of what would have been negotiated at arm’s length.

Approval of Advisory Agreements & Board Considerations (unaudited) (continued)

The extent to which economies of scale would be realized as the Fund grows and whether management fee levels reflect these economies of scale for the benefit of the Fund’s investors. The Board considered that the Fund’s proposed fee arrangement with the Adviser involves a unified fee. The Board considered that the Fund would likely experience benefits from the proposed unified fee arrangement, and would continue to do so even after the Fund’s assets grow to a level where the Adviser is no longer required to reimburse the Fund’s ordinary operating expenses in excess of the amount received by the Adviser under the unified fee. Accordingly, the Board concluded that the Fund’s fee arrangement with the Adviser would provide benefits through the proposed unified fee structure, and that, at the Fund’s projected asset levels, the Fund’s proposed arrangement with the Adviser would be appropriate.

Other benefits derived by the Adviser from its relationship with the Fund. The Board considered material “fall-out” or ancillary benefits that would accrue to the Adviser as a result of its relationship with the Fund (other than the advisory fee). The Board noted that the Sub-Adviser is an affiliate of the Adviser. The Board also noted that ETF Distributors LLC (the “Distributor”), an affiliate of the Adviser, will serve as principal underwriter for the Fund, and that Virtus ETF Solutions LLC (the “Administrator”), an affiliate of the Adviser, will serve as the operational administrator for the Fund. The Board noted that the Adviser will be responsible for the payment of any fees to the Distributor and the Administrator. The Board considered that the association of the Distributor and the Administrator with the Fund could result in non-quantifiable reputational benefits for those entities. Based on the foregoing information, the Board concluded that such potential benefits are immaterial to its consideration and approval of the Advisory Agreement.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with counsel to the Independent Trustees the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the Advisory Agreement, was fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the Advisory Agreement on behalf of the Fund.

Sub-Advisory Agreement

In deciding on whether to approve the Sub-Advisory Agreement on behalf of the Fund, the Board considered numerous factors, including:

The nature, extent, and quality of the services to be provided by the Sub-Adviser. The Board considered the responsibilities the Sub-Adviser would have under the Sub-Advisory Agreement and the services that would be provided by the Sub-Adviser including, without limitation, its day-to-day portfolio management of the Fund, its compliance procedures and practices, and its efforts to promote the Fund. After reviewing the foregoing information and further information in the materials, including the Sub-Adviser Memorandum (which included descriptions of the Sub-Adviser’s business and Form ADV), the Board concluded that the quality, extent, and nature of the services to be provided by the Sub-Adviser would be satisfactory and adequate for the Fund.

The investment management capabilities and experience of the Sub-Adviser. The Board evaluated the investment management experience of the Sub-Adviser. In particular, the Board considered the Sub-Adviser’s experience, including the experience of its portfolio managers, in implementing strategies similar to the one proposed for the Fund. The Board discussed with the Sub-Adviser the investment objective and strategies for the Fund and the Sub-Adviser’s plans for implementing the strategies. The Board also considered the ability of the Sub-Adviser to provide day-to-day portfolio management of the Fund’s portfolio. After consideration of these factors, the Board determined that the Sub-Adviser would be an appropriate sub-adviser to the Fund.

The costs of the services to be provided and profits to be realized by the Sub-Adviser from its relationship with the Fund. The Board examined and evaluated the proposed arrangement between the Sub-Adviser and the Adviser under the proposed Sub-Advisory Agreement. The Board noted that, under such arrangement, the Sub-Adviser would contribute a portion of the costs of operating the Fund, insofar as the Sub-Adviser would not begin to receive its sub-advisory fee under the Sub-Advisory Agreement until the Adviser is no longer required to reimburse the Fund’s ordinary operating expenses in excess of the amount received by the Adviser under the unified fee. The Board considered the Sub-Adviser’s staffing, personnel, and methods of operating; the Sub-Adviser’s compliance policies and procedures; the financial condition of the Sub-Adviser and the level of commitment to the Fund by the Sub-Adviser; and the projected asset levels of the Fund.

The Board also considered potential benefits to the Sub-Adviser in sub-advising the Fund, including promotion of the Sub-Adviser’s name. The Board compared the sub-advisory fee of the Fund (which will be paid to the Sub-Adviser by the Adviser from the unified fee) to the expense ratios of other funds that have similar investment objectives and strategies to the Fund, as well as a similar mutual fund advised by the Sub-Adviser. The Board also noted that the Sub-Adviser was an affiliate of the Adviser. Following these comparisons

Approval of Advisory Agreements & Board Considerations (unaudited) (continued)

and upon further consideration and discussion of the foregoing, the Board concluded that the fee to be paid to the Sub-Adviser would be appropriate and representative of an arm’s length negotiation.

The extent to which economies of scale would be realized as the Fund grows and whether management fee levels reflect these economies of scale for the benefit of the Fund’s investors. The Board considered that the Fund’s proposed fee arrangement with the Adviser involves a unified fee, and that the Adviser is responsible for the payment of sub-advisory fees to the Sub-Adviser. The Board considered that the Fund would likely experience benefits from the proposed unified fee arrangement, and would continue to do so even after the Fund’s assets grow to a level where the Adviser is no longer required to reimburse the Fund’s ordinary operating expenses in excess of the amount received by the Adviser under the unified fee. Accordingly, the Board concluded that the Fund’s fee arrangements with the Adviser and the Sub-Adviser would provide benefits through the proposed unified fee structure, and that, at the Fund’s projected asset levels, the Fund’s proposed arrangement with the Sub-Adviser would be appropriate.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with counsel to the Independent Trustees the legal standards applicable to its consideration of the Sub-Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the sub-advisory arrangement, as outlined in the Sub-Advisory Agreement, was fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the Sub-Advisory Agreement on behalf of the Fund.

Trustees and Officers of the Trust (unaudited)

TRUSTEES AND OFFICERS OF THE TRUST

The Trustees of the Trust, their addresses, positions with the Trust, years of birth, length of time served, principal occupations during the past five years, the number of portfolios in the Fund Complex overseen by each Trustee and other directorships, if any, held by the Trustees are set forth below. The SAI includes additional information about the Fund’s Trustees and is available, without charge, upon request, by calling the Adviser (toll-free) at (888)-383-4184.

Name and Year of Birth	Position(s) held with Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
INDEPENDENT TRUSTEES
Myles J. Edwards Year of Birth: 1961	Trustee	Since Inception (2015)	Chief Executive Officer (since 2018), Final Compliance; Chief Compliance Officer (since 2018), Knight Vinke; General Counsel, CCO and COO (2014-2018), Shufro, Rose & Co., LLC; General Counsel and CCO (2011-2014), Constellation Wealth Advisers, LLC.	14	Trustee (since 2016), ETFis Series Trust I (11 portfolios)
Stephen O’Grady Year of Birth: 1946	Trustee	Since Inception (2015)	Lead Market Maker (2011-2012), GFI Group; Partner (2004-2011), Kellogg Capital Markets.	14	Trustee (since 2014), ETFis Series Trust I (11 portfolios); Trustee (2013-2015), Greenhaven LLC; Trustee (since 2014), Acacia Group LLC; Trustee (since 2014), ETFS Trust (5 portfolios)
James Simpson Year of Birth: 1970	Trustee	Since Inception (2015)	President (since 2009), ETP Resources, LLC (a financial services consulting company).	14	Trustee (since 2018), Asset Management Fund (5 portfolios); Trustee (since 2014), ETFis Series Trust I (11 portfolios)
Robert S. Tull Year of Birth: 1952	Trustee	Since Inception (2015)	Independent Consultant (since 2013); President (since 2017), ProcureAM, LLC.	14	Trustee (since 2014), ETFis Series Trust I (11 portfolios); Trustee (since 2018). Procure ETF Trust II
INTERESTED TRUSTEE**
George R. Aylward Year of Birth: 1964	Chairman and Trustee	Since Inception (2015)	Director, President and Chief Executive Officer (since 2008), Virtus Investment Partners, Inc, and/or certain of its subsidiaries; and various senior officer positions with Virtus affiliates (since 2005).	3
Director, President and Chief Executive Officer (since 2014), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee and President (since 2013), Virtus Alternative
Solutions Trust (3 portfolios); Director (since 2013), Virtus Global Funds, PLC (4 portfolios); Trustee (since 2012) and President (since 2010), Virtus Variable Insurance Trust (8 portfolios); Trustee, President and Chief Executive Officer (since 2011), Virtus Global Multi-Sector Income Fund; Trustee and President (since 2006) and Executive Vice President (2004 to 2006), Virtus Mutual Fund Family (56 portfolios); and Director, President and Chief Executive Officer (since 2006), Virtus Global Dividend & Income Fund Inc. and Virtus Total Return Fund Inc.

Trustees and Officers of the Trust (unaudited) (continued)

Name and Year of Birth	Position(s) held with Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
OTHER EXECUTIVE OFFICERS
William J. Smalley Year of Birth: 1983	President and Chief Executive Officer	Since Inception (2015)
President (since 2012), Virtus ETF Solutions LLC; Managing Principal (since 2012), ETF Distributors LLC; Managing Director (since 2012), Virtus ETF Advisers LLC; President and Chief Executive Officer (since 2012) and Secretary (2012-2015), ETFis Series Trust I.
				N/A	N/A
Brinton W. Frith Year of Birth: 1969	Treasurer and Chief Financial Officer	Since Inception (2015)	President (since 2013), Virtus ETF Advisers LLC; Managing Director (since 2013), Virtus ETF Solutions LLC; Treasurer and Chief Financial Officer (since 2012), ETFis Series Trust I.	N/A	N/A
Nancy J. Engberg Year of Birth: 1956	Chief Compliance Officer	Since Inception (2015)
Senior Vice President (since 2017); Vice President (2008 to 2017) and Chief Compliance Officer (2008 to 2011 and since 2016), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2003) with Virtus affiliates; Senior Vice President (since 2017), Vice President (2011 to 2017) and Chief Compliance Officer (since 2011), Virtus Mutual Fund Family; Senior Vice President (since 2017), Vice President (2010 to 2017) and Chief Compliance Officer (since 2011), Virtus Variable Insurance Trust; Senior Vice President (since 2017), Vice President (2011 to 2017) and Chief Compliance Officer (since 2011), Virtus Global Multi-Sector Income Fund; Senior Vice President (since 2017), Vice President (2012 to 2017) and Chief Compliance Officer (since 2012), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Senior Vice President (since 2017), Vice President (2013 to 2017) and Chief Compliance Officer (since 2013), Virtus Alternative Solutions Trust; Senior Vice President (since 2017), Vice President (2014 to 2017) and Chief Compliance Officer (since 2014), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Chief Compliance Officer (since 2015), ETFis Series Trust I.
				N/A	N/A
Kevin J. Carr Year of Birth: 1954	Secretary	Since Inception (2015)
Vice President and Senior Counsel (2017 to present); Senior Vice President (2009 to 2017), Vice President, Counsel and Secretary (2008 to 2009), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various senior officer positions (since 2005) with Virtus affiliates; Senior Vice President (since 2013), Vice President (2005 to 2013), Chief Legal Officer, Counsel and Secretary (since 2005), Virtus Mutual Fund Family; Senior Vice President (2013 to 2014), Vice President (2012 to 2013), Secretary and Chief Legal Officer (2005 to 2013), and Assistant Secretary (2013 to 2014 and since 2017), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Senior Vice President (since 2017), Assistant Secretary (since 2013), Vice President, Chief Legal Officer, Counsel and Secretary (2010 to 2013), Virtus Variable Insurance Trust; Senior Vice President (2013 to 2014), Vice President (2011 to 2013), and Assistant Secretary (since 2011), Virtus Global Multi-Sector Income Fund; Assistant Secretary (since 2015), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Senior Vice President (since 2017), Assistant Secretary (since 2013), Virtus Alternative Solutions Trust; and Secretary (since 2015), ETFis Series Trust I.
				N/A	N/A

The address for each Trustee and officer is 1540 Broadway, 16th Floor, New York, NY 10036. Each Trustee serves until resignation, death, retirement or removal. Officers are elected yearly by the Trustees.

*	As of July 31, 2019, the Fund Complex consisted of the Trust, which consisted of three portfolios —Virtus Newfleet Dynamic Credit ETF, Virtus Enhanced U.S. Equity ETF and Virtus Seix Senior Loan ETF and ETFis Series Trust I, which consisted of eleven portfolios — InfraCap REIT Preferred ETF, Virtus Glovista Emerging Markets ETF, Virtus InfraCap U.S. Preferred Stock ETF, Virtus LifeSci Biotech Clinical Trials ETF, Virtus LifeSci Biotech Products ETF, Virtus Newfleet Multi-Sector Bond ETF, Virtus Private Credit Strategy ETF, Virtus Real Asset Income ETF, Virtus Reaves Utilities ETF, Virtus WMC Global Factor Opportunities ETF and InfraCap MLP ETF.
**	Mr. Aylward is an “interested person” as defined in the 1940 Act, by reason of his position as President and Chief Executive Officer of Virtus Investment Partners, Inc., the ultimate parent company of the Adviser, and various positions with its affiliates.

Supplemental Information (unaudited)

INFORMATION ABOUT PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-PORT. The Funds’ Form N-PORT are available without charge, upon request, by calling toll-free at (888) 383-4184. Furthermore, you may obtain the Form N-PORT on the SEC’s website at www.sec.gov. The Funds’ portfolio holdings are posted daily on the Funds’ website at www.virtusetfs.com.

The Funds’ premium/discount information for the most recently completed calendar year, and the most recently completed calendar quarters since that year is available by visiting www.virtusetfs.com or by calling (888) 383-4184.

INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (888) 383-0553, by accessing the SEC’s website at www.sec.gov or by accessing the Funds’ website at www.virtusetfs.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30th is available by calling toll-free at (888) 383-0553 or by accessing the SEC’s website at www.sec.gov.

TAX INFORMATION

For the fiscal year ended July 31, 2019, the Funds make the following disclosures for federal income tax purposes. Below is listed the percentages, or the maximum amount allowable, of its ordinary income dividends (“QDI”) to qualify for the lower tax rates applicable to individual shareholders, and the percentage of ordinary income dividends earned by each Fund which qualifies for the dividends received deduction (“DRD”) for corporate shareholders. The actual percentage of QDI and DRD for the calendar year will be designated in year-end tax statements.

Funds	QDI	DRD
Virtus Newfleet Dynamic Credit ETF	0%	0%
Virtus Seix Senior Loan ETF	0%	0%

c/o ETF Distributors LLC
1540 Broadway, Suite 1610
New York, NY 10036

8572(09/19)

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Other than certain non-substantive changes, there have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR. Pursuant to Item 13(a)(1), a copy of registrant’s amended code of ethics has been filed with the Commission. During the period covered by this report, the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The registrant's board of trustees has determined that the registrant does not have an audit committee financial expert serving on its audit committee. At this time, the registrant's board of trustees believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $35,800 for 2019 and $50,300 for 2018.

(b)	Audit-Related Fees

The aggregate fees billed in each of the last two fiscal years for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0.00 for 2019 and $0.00 for 2018.

The aggregate fees billed in each of the last two fiscal years for assurance and related services rendered by the principal accountant to the registered investment company’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registered investment company that are reasonably related to the performance of the audit of the registrant’s financial statements were $36,500 for 2019 and $188,500 for 2018

(c)	Tax Fees

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice, and tax planning were $12,100 for 2019 and $16,500 for 2018.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the registered investment company’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registered investment company for tax compliance, tax advice, and tax planning were $736,825 for 2019 and $699,625 for 2018.

“Tax Fees” are those primarily associated with review of the Trust’s tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust’s financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund’s federal income tax returns.

(d)	All Other Fees

The aggregate fees billed in each of the last two fiscal years for products and services rendered by the principal accountant to the registrant, other than the services reported in paragraphs (a) through (c) of this Item were $3,087 for 2019 and $3,474 for 2018.

The aggregate fees billed in each of the last two fiscal years for products and services rendered by the principal accountant to the registered investment company’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registered investment company other than the services reported in paragraphs (a) through (c) of this Item were $115,642 for 2019 and $135,443 for 2018.

(e)(1)	The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.
(e)(2)	None of the services described in paragraphs (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	During the fiscal years ended, July 31, 2018 and July 31, 2019, aggregate non-audit fees of $0 and $0 respectively, were billed by the registrant’s accountant for services rendered to the registrant. No non-audit fees were billed in either of the registrant’s fiscal years ended July 31, 2017 and July 31, 2018 by the registrant’s accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	The registrant has a separately designated audit committee consisting of all the independent trustees of the registrant. The members of the audit committee are: Stephen G. O’Grady, James A. Simpson, Robert S. Tull, Jr. and Myles J. Edwards.
(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is incorporated by reference to registrant’s Form N-CSR, filed October 4, 2018 (https://www.sec.gov/Archives/edgar/data/1648403/000089109218007376/e1865ex99code-eth.htm).

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus ETF Trust II

By (Signature and Title)*	/s/ William J. Smalley
William J. Smalley, President and Principal Executive Officer
(Principal Executive Officer)

Date	10/3/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William J. Smalley
William J. Smalley, President and Principal Executive Officer
(Principal Executive Officer)

Date	10/3/2019

By (Signature and Title)*	/s/ Brinton W. Frith
Brinton W. Frith, Treasurer and Principal Financial Officer
(Principal Financial Officer)

Date	10/3/2019

* Print the name and title of each signing officer under his or her signature